Note 20 - Research and Development Expenses	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Research and Development Expenses [Text Block]
20—RESEARCH
AND DEVELOPMENT EXPENSES

Research and development expenses consist of the following:

	2018	2017	2016
Gross research and development expenses	(4,863)	(4,539)	(4,577)
Research Tax Credit	685	504	511
Grants	90	154	198
Net Research and development expenses	(4,088)	(3,881)	(3,868)

In
2018,
2017
and in
2016
grants mainly consisted of European, national and regional grants for the development of innovative imaging solutions for the focal treatment of liver cancer (HECAM Development project).

Research and development costs are expensed as incurred and include amortization of assets, costs of prototypes, salaries, benefits and other headcount related costs, contract and other outside service fees, and facilities and overhead costs.